Related parties - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Share-based compensation	SFr 13.8	SFr 13.8	SFr 15.1
Non-executive directors
Disclosure of transactions between related parties [line items]
Share-based compensation	SFr 1.2	SFr 1.1	SFr 0.5